Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Financial Assets
The changes in estimated fair values of derivative financial instruments included in the risk management asset (liability) were recognized in the financial statements as follows:

Asset (liability)	2025	2024
Balance – beginning of year	$5	$9
Net change in fair value of outstanding derivative financial instruments recognized in:
Risk management activities (1)	(68)	(6)
Foreign exchange	(1)	1
Other comprehensive income	(1)	1
Balance – end of year	(65)	5
Less: current portion	(8)	5
	$(57)	$—
(1)Risk management assets and liabilities are disclosed in note 9 and note 11, respectively.

Schedule of Financial Liabilities
The changes in estimated fair values of derivative financial instruments included in the risk management asset (liability) were recognized in the financial statements as follows:

Asset (liability)	2025	2024
Balance – beginning of year	$5	$9
Net change in fair value of outstanding derivative financial instruments recognized in:
Risk management activities (1)	(68)	(6)
Foreign exchange	(1)	1
Other comprehensive income	(1)	1
Balance – end of year	(65)	5
Less: current portion	(8)	5
	$(57)	$—
(1)Risk management assets and liabilities are disclosed in note 9 and note 11, respectively.

Schedule of Information About Financial Instruments
Net (gain) loss from risk management activities for the years ended December 31, were as follows:

	2025	2024	2023
Net realized risk management (gain) loss	$(89)	$168	$(14)
Net unrealized risk management loss	71	9	12
	$(18)	$177	$(2)

	2025		2024
	Carrying amount	Level 1 Fair Value	Carrying amount	Level 1 Fair Value
Fixed rate long-term debt (1) (2)	$12,695	$12,941	$13,259	$13,186
(1)The fair value of fixed rate long-term debt has been determined based on quoted market prices.
(2)Includes the current portion of fixed rate long-term debt.
The following provides a summary of the carrying amounts of derivative financial instruments held and a reconciliation to the Company's consolidated balance sheets.

Asset (liability)	2025	2024
Derivatives held for trading
Natural gas financial instruments (1) (2) (3)	$(4)	$7
Natural gas embedded derivative (4)	(57)	—
Foreign currency forward contracts	(4)	(2)
	$(65)	$5

Included within:
Current portion of other long-term assets	$—	$13
Current portion of other long-term liabilities	(8)	(8)
Other long-term liabilities	(57)	—
	$(65)	$5
(1)In 2025, the Company entered into fixed price financial contracts to buy 12,500 MMBtu/d of natural gas at US$1.30 AECO for the period of August to December 2025, and 25,000 MMBtu/d of natural gas at US$2.16 AECO for the period of January to December 2026.
(2)In 2024, the Company entered into fixed price financial contracts to buy 12,500 MMBtu/d of natural gas at US$1.47 AECO, and 25,000 MMBtu/d of natural gas at US$1.82 AECO for the period of January to December 2025.
(3)In 2023, the Company entered into fixed price financial contracts to buy 50,000 MMBtu/d of natural gas at US$1.82 AECO for the period of January to December 2024.
(4)In 2025, the Company entered into a long-term natural gas supply agreement that contains an embedded derivative.

Schedule of Embedded Derivative Contract
The natural gas embedded derivative contract is categorized as Level 3 within the fair value hierarchy, as the fair value is determined using a discounted estimated cash flow model which incorporates significant unobservable inputs, including future natural gas pricing and a discount rate.

			Range of significant unobservable inputs
	Remaining term	Fair value ($ millions)	Forward Prices (1) (US$/MMBtu)	Discount Rate
Natural gas embedded derivative liability	2030 – 2045	$57	$3.10 – $7.53	4.6%
(1)Forward prices refers to the differential between JKM and Chicago Citygate prices.

Schedule of Embedded Derivative could be Materially Impacted
The Level 3 fair value measurements of the embedded derivative could be materially impacted by a change in the discount rate and movements in natural gas prices. The following table summarizes the impacts to the fair value of the embedded derivative resulting from changes in the specified variable over the 15-year contract. These sensitivities are theoretical, as changes in one variable may contribute to changes in another variable, which may magnify or counteract the sensitivities.

	JKM price		Discount rate
	US$0.10/MMBtu increase	US$0.10/MMBtu decrease	1% increase	1% decrease
Fair value – increase/(decrease)	$52	$(52)	$(90)	$105
The following table summarizes the annualized sensitivities of the Company's 2025 net earnings and other comprehensive income to changes in the fair value of financial instruments outstanding as at December 31, 2025, resulting from changes in the specified variable, with all other variables held constant. These sensitivities are prepared on a different basis than those disclosed in the Company's other continuous disclosure documents, are limited to the impact of changes in a specified variable applied to financial instruments only, and do not represent the impact of a change in the variable on the operating results of the Company taken as a whole. Further, these sensitivities are theoretical, as changes in one variable may contribute to changes in another variable, which may magnify or counteract the sensitivities. In addition, changes in fair value generally cannot be extrapolated because the relationship of a change in an assumption to the change in fair value may not be linear. These sensitivities exclude the impacts of the Company's embedded derivative, disclosed above.

	2025		2024
	Increase (decrease) to net earnings	Increase (decrease) to other comprehensive income	Increase (decrease) to net earnings	Increase (decrease) to other comprehensive income
Interest rate risk
Increase interest rate 1%	$(33)	$—	$(46)	$—
Decrease interest rate 1%	$33	$—	$46	$—
Foreign currency exchange rate risk
Weakening of the Canadian dollar by US$0.01	$(189)	$—	$(255)	$—
Strengthening of the Canadian dollar by US$0.01	$184	$—	$248	$—

Schedule of Maturity Dates for Financial Liabilities
Scheduled debt repayments are as follows:

Year	Repayment
2026	$441
2027	$5,637
2028	$775
2029	$1,029
2030	$685
Thereafter	$8,140
The maturity dates of the Company's financial liabilities were as follows:

As at December 31, 2025	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$1,105	$—	$—	$—
Accrued liabilities	$4,255	$—	$—	$—
Long-term debt (1)	$441	$5,637	$2,489	$8,140
Other long-term liabilities (2)	$381	$268	$659	$1,863
Interest and other financing expense (3)	$971	$910	$1,860	$3,678

As at December 31, 2024	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$1,079	$—	$—	$—
Accrued liabilities	$4,525	$—	$—	$—
Long-term debt (1)	$2,400	$941	$7,494	$8,074
Other long-term liabilities (2)	$263	$187	$405	$617
Interest and other financing expense (3)	$1,024	$951	$1,978	$3,574
(1)Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.
(2)Lease payments included within other long-term liabilities reflect principal payments only and are as follows; less than one year, $373 million (2024 – $255 million); one to less than two years, $268 million (2024 – $187 million); two to less than five years, $654 million (2024 – $405 million); and thereafter, $1,811 million (2024 – $617 million).
(3)Includes interest and other financing expense on long-term debt and other long-term liabilities. Payments were estimated based upon applicable interest and foreign exchange rates as at December 31, 2025 and December 31, 2024, respectively.